Assets and Liabilities in Currencies Other than the Peso (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Assets and Liabilities in Currencies Other than the Peso

	2019			2018			2017
	Amount in currencies other than the Peso	Exchange rate in force (1)	Total	Amount in currencies other than the Peso	Exchange rate in force (1)	Total	Amount in currencies other than the Peso	Exchange rate in force (1)	Total
Noncurrent assets
Other receivables
U.S. dollar	1	59.69	60	10	37.50	375	2	18.55	37
Chilean peso	—	—	—	11	0.05	1	—	—	—
Bolivian peso	14	8.58	119	—	—	—	—	—	—
Trade receivables
U.S. dollar	220	59.69	13,132	489	37.50	18,338	2	18.55	37

Total noncurrent assets			13,311			18,714			74

Current assets
Other receivables
U.S. dollar	276	59.69	16,474	191	37.50	7,163	165	18.55	3,061
Euro	4	66.85	267	2	42.84	86	5	22.28	111
Real	—	—	—	—	—	—	—	—	—
Chilean peso	5,241	0.08	419	6,253	0.05	313	4,303	0.03	129
Yen	151	0.55	83	—	—	—	—	—	—
Swiss franc	—	—	—	—	—	—	3	19.04	57
Trade receivables
U.S. dollar	939	59.69	56,030	907	37.50	34,013	380	18.55	7,049
Chilean peso	17,221	0.08	1,378	15,285	0.05	764	9,836	0.03	295
Investments in financial assets
U.S. dollar	140	59.69	8,370	292	37.50	10,941	697	18.55	12,936
Cash and cash equivalents
U.S. dollar	723	59.69	43,172	900	37.50	33,750	526	18.55	9,757
Chilean peso	1,685	0.08	135	1,097	0.05	55	898	0.03	27
Bolivian peso	10	8.58	90	—	—	—	—	—	—

Total current assets			126,418			87,085			33,422

Total assets			139,729			105,799			33,496

Noncurrent liabilities
Provisions
U.S. dollar	2,020	59.89	120,968	1,956	37.70	73,741	2,909	18.65	54,253
Lease liabilities
U.S. dollar	674	59.89	40,388	—	—	—	—	—	—
Loans
U.S. dollar	6,863	59.89	411,032	6,475	37.70	244,094	6,200	18.65	115,628
Swiss franc	—	—	—	—	—	—	300	19.13	5,731
Other liabilities
U.S. dollar	12	59.89	699	14	37.70	523	14	18.65	269
Accounts payable
U.S. dollar	6	59.89	359	3	37.70	113	4	18.65	75

Total noncurrent liabilities			573,446			318,471			175,956

Current liabilities
Provisions
U.S. dollar	59	59.89	3,555	73	37.70	2,752	57	18.65	1,063
Taxes payable
Chilean peso	3,102	0.08	248	1,752	0.05	88	1,524	0.03	46
Salaries and social security
U.S. dollar	7	59.89	406	6	37.70	226	6	18.65	112
Chilean peso	—	—	—	274	0.05	14	247	0.03	7
Lease liabilities
U.S. dollar	357	59.89	21,384	—	—	—	—	—	—
Loans
U.S. dollar	1,229	59.89	73,599	1,206	37.70	45,475	1,647	18.65	30,725
Chilean peso	2,993	0.08	239	—	—	—	—	—	—
Swiss franc	—	—	—	302	38.31	11,563	3	19.13	54
Other liabilities
U.S. dollar	22	59.89	1,310	12	37.70	452	125	18.65	2,331
Accounts payable
U.S. dollar	1,181	59.89	70,711	1,087	37.70	40,980	1,149	18.65	21,429
Euro	16	67.23	1,053	21	43.16	906	18	22.45	404
Chilean peso	3,744	0.08	300	2,202	0.05	110	1,826	0.03	55
Bolivian peso	7	8.58	60	—	—	—	—	—	—
Yen	133	0.55	73	13	0.34	4	19	0.17	3
Swiss franc	—	—	—	—	—	—	3	19.13	57

Total current liabilities			172,938			102,570			56,286

Total liabilities			746,384			421,041			232,242